Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Siyata Mobile Inc.
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	44,868,560
Amendment Flag	true
Amendment Description	This Amendment on Form 20-F/A is being filed by Siyata Mobile Inc. (the “Company”) as Amendment No. 1 to its annual report on Form 20-F for the fiscal year ended December 31, 2022, as filed with the Securities and Exchange Commission on May 15, 2023. The purpose of this Amendment is to correct a number of typographical and syntax errors, and to include in this filing the iXBRL files with the EDGAR files. These errors are not material to the financial statements for the year ended December 31, 2022. Accordingly, the financial statements included herein are not considered to be a restatement of the Company’s financial statements for such periods.The Company has updated the disclosure contained in this Amendment to its annual report on Form 20-F to replace the financial data with the revised financial data, and to make related textual changes. The Company has made no other material changes to its report, and the disclosure in the report has not been updated to reflect events that have occurred since May 15, 2023, the date on which the Company originally filed its annual report on Form 20-F. Accordingly, except as expressly modified to reflect the non-material changes contained herein, the annual report, as amended by this Amendment No. 1, continues to speak only as of May 15, 2023, the date on which the annual report on Form 20-F was originally filed.
Entity Central Index Key	0001649009
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39557
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1751 Richardson Street,
Entity Address, Address Line Two	Suite #2207Montreal,
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H3K 1G6
Entity Address, Country	CA
Entity Address, City or Town	Jerusalem
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	2015
Auditor Name	Barzily and Co.
Auditor Location	Jerusalem, Israel
Common Shares, no par value per common share
Document Information Line Items
Trading Symbol	SYTA
Title of 12(b) Security	Common Shares, no par value per common share
Security Exchange Name	NASDAQ
Common Share Purchase Warrants, no par value per common share
Document Information Line Items
Trading Symbol	SYTAW
Title of 12(b) Security	Common Share Purchase Warrants, no par value per common share
Security Exchange Name	NASDAQ
Business Contact
Document Information Line Items
Entity Address, Address Line One	1751 Richardson Street,
Entity Address, Address Line Two	Suite #2207
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H3K 1G6
Entity Address, Country	CA
Contact Personnel Name	Marc Seelenfreund
City Area Code	514
Local Phone Number	500-1181
Contact Personnel Email Address	marc@siyata.net
Entity Address, City or Town	Montreal